J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

(each, a “Fund” and collectively the “Funds”)

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated March 23, 2016

to the Prospectus dated November 1, 2015, as supplemented

Upcoming Portfolio Manager Changes. James Sexton will be retiring from J.P. Morgan Investment Management Inc. on May 31, 2016. Mr. Sexton will continue to serve on the portfolio management team for each of the Funds until his retirement.

Effective June 1, 2016, the portfolio manager information for the Funds in the section titled “Management” in the Fund’s “Risk/Return Summary” and the first paragraph in the section titled “Management of the Funds – The Fund Managers” will be deleted in their entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Ove Fladberg	2010	Executive Director
Michael Loeffler	2005	Executive Director
Nicholas D’Eramo	2014	Vice President
Pete Klingelhofer	2015	Executive Director

The Fund Managers

The Adviser’s Columbus Investment Team has been responsible since August 2001 for the day-to-day management of the Funds within an overall allocation structure approved by the Adviser’s asset allocation committee. The Columbus Investment Team is comprised of Ove Fladberg, Executive Director, Michael Loeffler, Executive Director and CFA charterholder, Nicholas D’Eramo, Vice President, Pete Klingelhofer, Executive Director and CFA charterholder and other quantitative and research analysts. The team is led by Mr. Fladberg. Mr. Fladberg determines which of the underlying funds should be used as investments and formulates the allocation strategy for each of the Funds. In addition to his role as leader of the Columbus Investment Team, Mr. Fladberg works on asset allocation optimization, portfolio analytics and asset allocation research for certain funds that track various asset allocation models. He has also been a member of the Asset Allocation Committee since February 2007. Mr. Fladberg joined the portfolio management team for the Funds in November 2010 and has been an employee of JPMIM or a predecessor firm since 2003. Mr. Loeffler has been responsible for the implementation of the allocation strategy for the Funds since February 2005. An employee of JPMIM or a predecessor firm since 1999, Mr. Loeffler manages index products including the JPMorgan Equity Index Fund and is responsible for cash management, trading strategies, trade implementation and corporate action analysis. Mr. D’Eramo is responsible for portfolio implementation, as well as producing multi-asset research and reports to support the asset allocation process. An employee of JPMIM or one of its predecessors since 1999, Mr. D’Eramo manages the JPMorgan Equity Index Fund and assists with identifying strategic and tactical investment opportunities for the Funds. Mr. Klingelhofer formulates asset allocation strategies for the equity funds utilized for each of the Funds. His primary areas of focus entail strategic asset allocation research and equity optimization strategies. He has been a member of the Asset Allocation Committee since June 2015. Mr. Klingelhofer has been an employee of JP Morgan Asset Management since April 2015.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INV-PM-316

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

(each, a “Fund” and collectively the “Funds”)

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated March 23, 2016

to the Statement of Additional Information

dated November 1, 2015, as supplemented

Effective June 1, 2016, the information in the Statement of Additional Information under the heading “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers – Portfolio Managers’ Ownership of Securities” with respect to the Funds will be deleted in their entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts managed by each portfolio manager as of June 30, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan Investor Balanced Fund
Ove Fladberg	3	$10,360,652	0	$0	0	$0
Michael Loeffler	5	$12,569,441	2	$2,263,408	5	$521,104
Nicholas D’Eramo	5	$12,569,441	1	$773,804	4	$308,914
Pete Klingelhofer	0	$0	0	$0	0	$0

JPMorgan Investor Conservative Growth Fund
Ove Fladberg	3	$11,403,095	0	$0	0	$0
Michael Loeffler	5	$13,611,884	2	$2,263,408	5	$521,104
Nicholas D’Eramo	5	$13,611,884	1	$773,804	4	$308,914
Pete Klingelhofer	0	$0	0	$0	0	$0

JPMorgan Investor Growth & Income Fund
Ove Fladberg	3	$12,588,903	0	$0	0	$0
Michael Loeffler	5	$14,797,692	2	$2,263,408	5	$521,104
Nicholas D’Eramo	5	$14,797,692	1	$773,804	4	$308,914
Pete Klingelhofer	0	$0	0	$0	0	$0

JPMorgan Investor Growth Fund
Ove Fladberg	3	$13,394,399	0	$0	0	$0
Michael Loeffler	5	$15,603,188	2	$2,263,408	5	$521,104
Nicholas D’Eramo	5	$15,603,188	1	$773,804	4	$308,914
Pete Klingelhofer	0	$0	0	$0	0	$0

SUP-SAI-INV-PM-316

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan Investor Balanced Fund
Ove Fladberg	0	$0	0	$0	0	$0
Michael Loeffler	0	$0	0	$0	1	$217,734
Nicholas D’Eramo	0	$0	0	$0	0	$0
Pete Klingelhofer	0	$0	0	$0	0	$0

JPMorgan Investor Conservative Growth Fund
Ove Fladberg	0	$0	0	$0	0	$0
Michael Loeffler	0	$0	0	$0	1	$217,734
Nicholas D’Eramo	0	$0	0	$0	0	$0
Pete Klingelhofer	0	$0	0	$0	0	$0

JPMorgan Investor Growth & Income Fund
Ove Fladberg	0	$0	0	$0	0	$0
Michael Loeffler	0	$0	0	$0	1	$217,734
Nicholas D’Eramo	0	$0	0	$0	0	$0
Pete Klingelhofer	0	$0	0	$0	0	$0

JPMorgan Investor Growth Fund
Ove Fladberg	0	$0	0	$0	0	$0
Michael Loeffler	0	$0	0	$0	1	$217,734
Nicholas D’Eramo	0	$0	0	$0	0	$0
Pete Klingelhofer	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of June 30, 2015:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
JPMorgan Investor Balanced Fund
Ove Fladberg	X
Michael Loeffler			X
Nicholas D’Eramo		X
Pete Klingelhofer	X

JPMorgan Investor Conservative Growth Fund
Ove Fladberg	X
Michael Loeffler	X
Nicholas D’Eramo	X
Pete Klingelhofer	X

JPMorgan Investor Growth & Income Fund
Ove Fladberg				X
Michael Loeffler		X
Nicholas D’Eramo	X
Pete Klingelhofer		X

JPMorgan Investor Growth Fund
Ove Fladberg	X
Michael Loeffler	X
Nicholas D’Eramo	X
Pete Klingelhofer	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE